Financial instruments and financial risk factors - Summary of credit risk profile of financial assets (Details) - Financial assets which are subject to review for impairment under IFRS 9	Dec. 31, 2019	Dec. 31, 2018
AAA to AA-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	16.00%	22.00%
A to A-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	51.00%	41.00%
BBB to BBB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	13.00%	16.00%
BB to BB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	7.00%	8.00%
B to B-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	11.00%	11.00%
CCC and below
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	2.00%	2.00%